Bank Loans and Notes Payables - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value at December 31, 2016	$ 88,909		$ 66,730
Cash flow payments	(13,109)	$ (668)	(4,948)	$ (9,076)
Cash flow Proceeds	12,488	$ 636	8,040	1,907
Non-cash flows foreign exchange movements	4,205		10,296
Non- cash flows translation Effect	(9,133)		8,791
Carrying value at December , 2017	83,360		88,909	66,730
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value at December 31, 2016	1,573		384
Cash flow payments	(1,013)
Cash flow Proceeds	489		851
Non- cash flows translation Effect	1,008		338
Carrying value at December , 2017	2,057		1,573	384
Short-term borrowings [member] | Short term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value at December 31, 2016	1,573		384
Cash flow payments	(1,013)
Cash flow Proceeds	489		851
Non- cash flows translation Effect	1,008		338
Carrying value at December , 2017	2,057		1,573	384
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value at December 31, 2016	87,336		66,346
Cash flow payments	(12,096)		(4,948)
Cash flow Proceeds	11,999		7,189
Non-cash flows foreign exchange movements	4,205		10,296
Non- cash flows translation Effect	(10,141)		8,453
Carrying value at December , 2017	81,303		87,336	66,346
Long-term borrowings [member] | Long term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value at December 31, 2016	8,594		2,068
Cash flow payments	(2,264)		(1,988)
Cash flow Proceeds	1,999		141
Non-cash flows foreign exchange movements	190		(50)
Non- cash flows translation Effect	(1,956)		8,423
Carrying value at December , 2017	6,563		8,594	2,068
Long-term borrowings [member] | Long term notes payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value at December 31, 2016	78,742		63,818
Cash flow payments	(9,832)		(2,500)
Cash flow Proceeds	10,000		7,048
Non-cash flows foreign exchange movements	4,015		10,346
Non- cash flows translation Effect	(8,185)		30
Carrying value at December , 2017	74,740		78,742	63,818
Long-term borrowings [member] | Long- term lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value at December 31, 2016			460
Cash flow payments			(460)
Carrying value at December , 2017				460
Current portion of long term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value at December 31, 2016	1,479		3,086
Carrying value at December , 2017	$ 10,114		$ 1,479	$ 3,086